Income Taxes (Details Textuals)	3 Months Ended
Mar. 31, 2011
Income Taxes (Textuals)
Applicable statutory composite enacted tax rate	34.00%
Income tax holiday number of years	5 years
Income tax holiday in percentage	50.00%
Restriction on loss carryforwards	30% of annual taxable income
Brazil [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 5 years
Canada [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 7 years
Indonesia [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 10 years
Railroad and Iron Ore Operation [Member]
Income Taxes (Textuals)
Income tax incentives number of years	10 years
Goro Project [Member]
Income Taxes (Textuals)
Income tax incentives number of years	15 years